GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 226	$ 227
Additions other than through business combinations, intangible assets other than goodwill	5	1
Disposals, intangible assets and goodwill	46
Amortization and impairment losses	(16)	(2)
Intangible assets, ending balance	169	226
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	385
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(216)
Water rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	72	71
Additions other than through business combinations, intangible assets other than goodwill	0	1
Disposals, intangible assets and goodwill	5
Amortization and impairment losses	0	0
Intangible assets, ending balance	67	72
Water rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	67
Water rights | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	0
Technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7	8
Additions other than through business combinations, intangible assets other than goodwill	0	0
Disposals, intangible assets and goodwill	0
Amortization and impairment losses	(1)	(1)
Intangible assets, ending balance	6	7
Technology | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	17
Technology | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(11)
Supply contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7	8
Additions other than through business combinations, intangible assets other than goodwill	0	0
Disposals, intangible assets and goodwill	0
Amortization and impairment losses	(3)	(1)
Intangible assets, ending balance	4	7
Supply contracts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	39
Supply contracts | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(35)
Exploration potential
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	140	140
Additions other than through business combinations, intangible assets other than goodwill	5	0
Disposals, intangible assets and goodwill	41
Amortization and impairment losses	(12)	0
Intangible assets, ending balance	92	$ 140
Exploration potential | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	262
Exploration potential | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	$ (170)